THE GABELLI ABC FUND, Advisor Class Shares | THE GABELLI ABC FUND
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	THE GABELLI ABC FUND, Advisor Class Shares THE GABELLI ABC FUND Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	THE GABELLI ABC FUND, Advisor Class Shares THE GABELLI ABC FUND Advisor Class Shares
Management Fees	0.50%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.85%

Expense Example
This example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE GABELLI ABC FUND, Advisor Class Shares THE GABELLI ABC FUND Advisor Class Shares	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 256% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in securities of domestic and foreign issuers that Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented common stocks, i.e., common stocks that trade at a significant discount to the Adviser’s assessment of their “private market value” (the value informed investors would be willing to pay to acquire the entire company) and virtually risk free U.S.Treasury Bills, and by utilizing certain “arbitrage” strategies. The Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, the Fund may purchase the selling company’s securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities. The Fund may also invest up to 40% of its total assets in securities of non-U.S. issuers. The Fund may invest up to 25% of its assets in lower quality fixed income securities, including up to 5% of its assets in securities of issuers that are in default, in order to seek higher income and capital appreciation. The Fund may also enter into short sales as a hedge against various positions. For additional information about selection of investments suitable for the Fund, see page 7 of the Prospectus.

In selecting investments for the Fund, the Adviser considers a number of factors, including:
  the Adviser’s own evaluations of the “private market value” of the underlying assets and business of the company. Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company the interest or dividend income generated by the securities the potential for capital appreciation of the securities
  the prices of the securities relative to other comparable securities whether the securities are entitled to the benefits of sinking funds or other protective conditions the existence of any anti-dilution protections or guarantees of the security the diversification of the Fund’s portfolio as to issuers
The Adviser also evaluates the issuer’s free cash flow and long term earnings trends. Finally, the Adviser looks for a catalyst: something in the company’s industry, indigenous to the company, or in the company’s country that will surface additional value.

The Adviser expects that, in accordance with the Fund’s investment objective, it will invest the Fund’s assets in a more conservative manner than it would in a small capitalization growth fund. For example, it may utilize fixed income securities and hedging strategies to reduce the risk of capital loss to a greater extent than it does in most other equity funds managed by the Adviser. As a result, the Fund’s total return is not expected to be as high as traditional equity funds in periods of significant appreciation in the equity markets.
Principal Risks
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a guaranteed obligation; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

The principal risks presented by the Fund are:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Hedging Risk.    The success of hedging depends on the Adviser’s ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities, and the prices of the corresponding options, or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses, and there may be certain restrictions on trading futures contracts and options.
  Lower Rated Securities.    Lower rated securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as “junk bonds.”
  Management Risk.    If the portfolio manager is incorrect in his assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Non-Diversification Risk.    As a non-diversified mutual fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Portfolio Turnover Risk.    High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total returns. The sale of portfolio securities also may result in the recognition of capital gain, which will be taxable to shareholders when distributed to them, or loss.
  Short Sale Risk.    Short positions in equity securities are generally considered to be more risky than long positions since the theoretical potential loss in a short position is unlimited, while the maximum loss from a long position is equal to its original purchase price.
You May Want to Invest in the Fund if:
  you favor a conservative approach to investments and returns you seek stability of principal more than growth of capital

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI ABC FUND (Total Returns for the Years Ended December 31)

The bar chart above shows total returns for Class AAA Shares for the years ended 2003 through April 30, 2007 and total returns for the Advisor Class Shares for the period May 1, 2007 through 2012. During the years shown in the bar chart, the highest return for a quarter was 4.4% (quarter ended March 31, 2006) and the lowest return for a quarter was (3.3)% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns THE GABELLI ABC FUND, Advisor Class Shares THE GABELLI ABC FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Advisor Class Shares	4.93%	2.62%	4.34%	May 01, 2007
Advisor Class Shares Return After Taxes on Distributions	4.14%	1.90%	3.12%	May 01, 2007
Advisor Class Shares Return After Taxes on Distributions and Sale of Fund Shares	3.41%	1.86%	3.08%	May 01, 2007
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Lipper U.S. Treasury Money Market Fund Average (reflects no deduction for fees, expenses, or taxes)	0.01%	0.27%	1.35%
S&P Long-Only Merger Arbitrage Index	1.97%	2.61%		Dec. 31, 2003

The returns shown for Advisor Class prior to its first issuance date are those of the Class AAA Shares of the Fund, which are not offered in this Prospectus. Both Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).